Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Details Textual) shares in Thousands, $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) shares
Accounts Receivable, Credit Loss Expense (Reversal)	$ 0
Operating Expenses Increase Rate	2.50%			2.50%
Vessels Impairment Loss	$ 0	$ 434	$ 1,691
Number of Chartered-in Third-party Vessels	167	93
Operating Lease, Lease Income	$ 932,080	$ 490,679
Sublease Income	78,362	73,293
Operating Lease, Impairment Loss	0	0
Accounts Receivable, Allowance for Credit Loss	$ 0	$ 0		$ 0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares) | shares				0
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Voyage Revenues	Voyage Revenues
Income Statement [Abstract]
Voyage Revenues	$ 1,849,860	$ 1,502,491	$ 1,113,859
Minimum [Member]
General Fair Value Hedge Information, Hedge Effectiveness Threshold	80.00%			80.00%
Maximum [Member]
General Fair Value Hedge Information, Hedge Effectiveness Threshold	125.00%			125.00%
Prepaid Expenses and Other Current Assets [Member]
Capitalized Contract Cost, Net, Current	$ 9,637	$ 8,917		$ 9,637
Container Vessels [Member]
Property, Plant and Equipment, Useful Life (Year)	30 years			30 years
Dry-bulk Vessels [Member]
Property, Plant and Equipment, Useful Life (Year)	25 years			25 years
Vessels Held for Sale at Period End	0	4		0
Container Vessels and Dry-bulk Vessels [member]
Estimated Scrap Rate Per Lightweight Ton	0.3
Operating Expenses Increase Rate	2.50%			2.50%